Summary of significant accounting policies - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		€ 26,009	€ 23,178	[1],[2]	€ 22,338	[2]
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		14,673	14,832		13,364
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		5,450	2,526		4,831
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		5,886	5,820		4,143
Systems
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 3,146	12,248	11,534		13,081
Systems | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		11,188	10,627
Systems | Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		1,060	907
Systems | EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		5,592	6,717
Systems | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		4,704	1,760
Systems | Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		1,952	3,057
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 2,962	13,761	11,644		€ 9,257
Services | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		13,761	11,644
Services | EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		9,081	8,115
Services | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		746	766
Services | Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		€ 3,934	€ 2,763

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.